Convertible Promissory Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Convertible Promissory Notes

Note 7. Convertible Promissory Notes

On January 23, 2013, Opexa closed a private offering consisting of convertible notes (the “January 2013 Notes”) and warrants to purchase shares of common stock for gross proceeds of $650,000 of which $100,000 was from a related party (see Note 8). The January 2013 Notes are scheduled to mature on January 23, 2014 and accrue interest at the rate of 12% per annum, compounded annually. The January 2013 Notes are convertible into common stock at the option of the investors at a price of $1.30 per share, subject to certain limitations. The principal balance plus accrued interest is payable within five business days of the receipt by Opexa of an aggregate of at least $7.5 million in proceeds from the sale of its equity securities and/or as payments from one or more partners or potential partners in return for granting a license, other rights, or an option to license or otherwise acquire rights with respect to Tcelna.

The January 2013 Notes were analyzed at issuance for a beneficial conversion feature and Opexa concluded that a beneficial conversion feature exists. The beneficial conversion feature was measured using the commitment-date stock price and was determined to be $141,829 of which $21,820 was attributable to the related party. Opexa also analyzed the Notes for derivative accounting consideration and determined that derivative accounting does not apply.

In connection with the issuance of the January 2013 Notes, Opexa also issued Series J warrants to purchase an aggregate of 243,750 shares of Opexa’s common stock (see Note 11), subject to certain limitations and adjustments. The relative fair value of the warrant liabilities of $195,969, together with the beneficial conversion feature of $141,829 were recognized as a debt discount and are amortized to interest expense in the consolidated statements of expenses over the term of the January 2013 Notes using the effective interest method.

On February 26, 2013, following the receipt of $3.25 million in gross proceeds during February 2013 from the sale of common stock and warrants to purchase shares of common stock, and following the receipt of the upfront payment of $5 million from Merck on February 20, 2013, Opexa paid principal and interest totaling $567,368 to holders of the January 2013 Notes, of which $100,000 was to a related party, and issued 77,034 shares of common stock to one holder of the January 2013 Notes who elected to convert the principal of $100,000.

During the quarter ended March 31, 2013, the debt discount of $337,798 in connection with the January 2013 Notes was fully amortized to interest expense.

In February 2013, three of the third party holders of the July 2012 Notes elected to convert their principal amounts of $900,000 into shares of the Company’s Series A convertible preferred stock with further immediate conversion into 288,229 shares of the Company’s common stock. As of March 31, 2013, an aggregate of $3,185,000 in principal amount of the July 2012 Notes to third parties and related parties is reported as long term liabilities in the consolidated balance sheets, of which $630,000 was issued to related parties (see Note 8).

The following table provides a summary of the changes in convertible debt—third parties, net of unamortized discount, during the quarter ended March 31, 2013:

Balance at December 31, 2012	$318,658
January 2013 Notes, face value	550,000
Discount on beneficial conversion feature of January 2013 Notes at issuance	(120,009)
Discount on fair value of Series J warrant liability at issuance	(165,820)
Repayment of January 23, 2013 Notes	(450,000)
Conversion of January 23, 2013 Notes into common stock	(100,000)
Conversion of July 25, 2012 Notes into common stock	(900,000)
Amortization of debt discount to interest expense through March 31, 2013	1,168,581

Balance at March 31, 2013	$301,410

Note 6. Convertible Promissory Notes

On July 25, 2012, Opexa issued a total of $4,085,000 in principal amount of secured convertible promissory notes (“Notes”) to third parties and related parties (collectively, the “Noteholders”), of which an aggregate of $630,000 was issued to related parties (See Note 7). The Notes mature on July 25, 2014 and accrue interest at the rate of 12% per annum, compounded annually. Interest is payable semi-annually on June 30 and December 31 in either cash or registered shares of common stock, at Opexa’s election. The Notes are secured by substantially all of Opexa’s assets and are convertible into a new class of non-voting Series A convertible preferred stock. The Notes can be converted into Series A convertible preferred stock at the option of the investors at a price of $100.00 per share, subject to certain limitations and adjustments. Additionally, Opexa can elect to convert the Notes into Series A convertible preferred stock if (i) Opexa’s common stock closes at or above $10.00 per share for 20 consecutive trading days or (ii) Opexa achieves certain additional funding milestones to continue its clinical trial program. These milestones include (x) executing a strategic agreement with a partner or potential partner by which Opexa will receive a minimum of $5 million to partially fund, or an option to partner with Opexa for, its Phase II clinical trial for Tcelna in patients with SPMS and (y) receiving a minimum of $25 million in additional capital (including the Note offering proceeds) from any partner, potential partner or any other source.

The Series A convertible preferred stock accrues dividends at the rate of 8% per annum, which are cumulative and payable semi-annually on June 30 and December 31 in either cash or registered shares of common stock at Opexa’s election. The Series A convertible preferred stock has a liquidation preference of $100.00 per share, entitling holders to payment from the assets of the Company available for distribution to its shareholders before any payment is made to the holders of the common stock. The Series A convertible preferred stock participates in any dividends or other distributions on shares of common stock (other than dividends payable in shares of common stock) along with the common stock. As a result of anti-dilution adjustments following the November 2012 sale of shares of Opexa’s common stock, the Series A convertible preferred stock is convertible into shares of the Company’s common stock at a price of $3.12 per share (the floor price), subject to certain limitations and conditions, and up to 1,308,236 shares of common stock were issuable if all 12% convertible secured promissory notes issued in the July 2012 financing and outstanding at December 31, 2012 were converted to Series A convertible preferred stock and such stock is then converted into common stock. Additionally, Opexa can elect to convert the Series A convertible preferred stock into common stock if the Company’s common stock closes at or above $16.00 per share for 20 consecutive trading days. As of December 31, 2012, no shares of Series A convertible preferred stock were currently outstanding. Subsequent to December 31, 2012, $900,000 in principal amount of the notes were converted into shares of Series A convertible preferred stock and such shares were then converted into common stock (see Note 14).

As part of the security interest in all of the Company’s assets granted to the Noteholders, $1.0 million of the proceeds is maintained in a controlled account (see Note 2). Subsequent to December 31, 2012, the restricted cash was reduced to $500,000 (see Note 14). The Noteholders were granted certain registration rights for the shares of underlying common stock.

If the Company does not make the required payments when due, either at maturity, or at applicable installment payment dates, or if the Company breaches other terms of the convertible secured notes or related agreements, the Noteholders could elect to declare all amounts outstanding, together with accrued and unpaid interest, to be immediately due and payable. Even if the Company was able to prepay the full amount in cash, any such repayment could leave the Company with little or no working capital for its business. If the Company is unable to repay those amounts, the Noteholders will have a first claim on Opexa’s assets pledged under the convertible secured notes. If the Noteholders should attempt to foreclose on the collateral, it is unlikely that there would be any assets remaining after repayment in full of such secured indebtedness. Any default under the convertible secured notes and resulting foreclosure would have a material adverse effect on Opexa’s financial condition and the Company’s ability to continue its operations.

The Notes were analyzed at issuance for a beneficial conversion feature and Opexa concluded that a beneficial conversion feature exists. The beneficial conversion feature was measured using the commitment-date stock price and was determined to be $1,497,634, of which $230,969 was attributable to related parties. This amount was recorded as a debt discount and is amortized to interest expense in the consolidated statements of expenses over the term of the Notes. Opexa also analyzed the Notes for derivative accounting consideration and determined that derivative accounting does not apply.

In connection with the issuance of the Notes, Opexa also issued Series I warrants to the Noteholders to initially purchase an aggregate of 957,422 shares of Opexa’s common stock at $5.00 per share, subject to certain limitations and adjustments. The warrants have a five-year term and are exercisable six months from the date of issuance, or January 25, 2013. As a result of anti-dilution adjustments, the number of warrant shares for which the Series I warrants are exercisable increased to an aggregate increase of 1,436,121 shares of Opexa’s common stock at an adjusted exercise price of $2.56 per share, subject to further certain limitations and adjustments. As a result, Opexa accounted for these reset provisions in accordance with FASB ASC 815-40, which requires Opexa to record the warrants as a derivative liability at the grant date and to record changes in fair value relating to the warrants at each subsequent balance sheet date (see Note 8). Opexa can redeem the warrants at $0.01 per share if its common stock closes at or above $10.00 per share for 20 consecutive trading days.

The initial fair value of the warrant liabilities of $2,314,635, together with the beneficial conversion feature of $1,497,634 were recognized as a debt discount and are amortized to interest expense in the consolidated statements of expenses over the term of the Notes using the effective interest method. The amortized debt discount for the year-ended December 31, 2012 was $104,032 and Opexa recognized $552,978 as a derivative gain in the consolidated statements of expenses due to the change in fair value of the liability. The unamortized discount as of December 31, 2012 amounted to $3,708,237.

The following table provides a summary of the changes in convertible debt – third parties, net of unamortized discount, during 2012:

Balance at December 31, 2011	$—
July 25, 2012 Notes, face value	3,455,000
Discount on beneficial conversion feature of Notes at issuance	(1,266,665)
Discount on fair value of Series I warrant liability at issuance	(1,957,665)
Amortization of debt discount to interest expense through December 31, 2012	87,988

Balance at December 31, 2012	$318,658